Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other non-current assets
Prepayments on longterm assets		¥ 11,354	¥ 19,771
Others		0	1,495
Other noncurrent assets	$ 1,740	¥ 11,354	¥ 21,266